Long-Term Deposit	6 Months Ended
Sep. 30, 2025
Long-Term Deposit [Abstract]
LONG-TERM DEPOSIT

NOTE 8 – LONG-TERM DEPOSIT

As of March 31, 2024, the Company had a long-term deposit of RMB 60 million paid to its related party, Jiangsu Health Pharmaceutical Investment Co., Ltd. (“Jiangsu Health”), for the purpose of acquire equity interest in a private company, unrelated to the Company. Jiangsu Health has been evaluating the potential investment and has not yet made a final decision on whether to proceed with the acquisition. As of March 31, 2024, the acquisition was still undergoing legal and financial due diligence.

For the year ended March 31, 2025, the Company has assessed and concluded that it is not probable that Jiangsu Health will proceed with the investment. Accordingly, the Company has entered into an offsetting agreement with Jiangsu Health and other related parties. The amounts due from Jiangsu Health amounting to $7,267,770 (RMB 52,740,027) will be used to offset against the amounts due to these related parties of the same amount. Consequently, these balances are considered settled and have no further obligations on any parties to the agreement. The remaining $1,000,451 (RMB 7,259,973) was deemed unrecoverable, and an allowance for impairment was recorded in the consolidated financial statements for the year ended March 31, 2025.